Tax situation - Income tax expense (benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax
Deferred	$ (37,501)	$ 9,997	$ (5,825)
Supplementary retirement fund
Income tax expense reported in the statements of comprehensive income	25,590	(26,879)	(17,888)
Sociedad Minera Cerro Verde S.A.A. [Member]
Income tax
Current	107,666	254,767	430,974
Deferred	139,934	61,483	(167,541)
income tax expense (benefit)	247,600	316,250	263,433
Mining taxes
Current mining royalty and special mining tax	47,032	6,661	213,280
Supplementary retirement fund
Current	1,835	1,499	10,897
Deferred	1,607	760	(1,567)
Total Supplementary retirement fund	3,442	2,259	9,330
Income tax expense reported in the statements of comprehensive income	$ 298,074	$ 325,170	$ 486,043